Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment $ / shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Allowance for loan losses related to commercial, commercial real estate and farm real estate loans	$ 500,000
Number of days reaching which loans are considered for nonaccrual status	90 days		90 days
Other assets	$ 9,461,000	$ 8,209,000
Federal Home Loan Bank par value | $ / shares	$ 100
Number of operating segments | Segment	1
Other Real Estate Owned [Member]
Significant Accounting Policies [Line Items]
Other assets	$ 116,000	$ 560,000
Unsecured Debt [Member]
Significant Accounting Policies [Line Items]
Retail loans past due charge off period	90 days
Secured Debt [Member]
Significant Accounting Policies [Line Items]
Residential real estate loans past due assessment of value period	180 days
Other Debt [Member]
Significant Accounting Policies [Line Items]
Loans past due charged down to the net realizable value period	90 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%
Original maturities for cash and cash equivalents	90 days
Estimated useful life of intangible assets	12 years
Maximum [Member] | Furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years
Maximum [Member] | Buildings and Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	50 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	5 years
Minimum [Member] | Furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	3 years
Minimum [Member] | Buildings and Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful life of asset	7 years
WSP [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of insurance commission revenue of total revenue	1.00%	1.00%